Fair Value Measurement - Balance Sheet Location (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative asset	$ 244	$ 67	$ 0
Derivative liability	0	0	(1,960)
Designated as Hedging Instrument | Natural Gas Futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liability	0	0
Other Current Assets | Designated as Hedging Instrument | Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative asset		0	65
Derivative liability		0	0
Other Current Assets | Designated as Hedging Instrument | Natural Gas Futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative asset	244	67	0
Derivative liability		0	0
Accrued Liabilities | Designated as Hedging Instrument | Natural Gas Futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative asset		0	0
Derivative liability		$ 0	$ (1,960)